Convertible Redeemable Preferred Shares (Details) - USD ($)			12 Months Ended
	Jan. 10, 2024	Apr. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2023	Dec. 31, 2021
Convertible Redeemable Preferred Shares [Line Items]
Total proceeds from exercise (in Dollars)					$ 10,000,000
Preferred stock dividend percent			8.00%
Preferred shares conversion ratio			1 for 3.3593
Floor for preferred stock to earn in a redemption event			10.00%
Percentage of surviving entity			50.00%
Equity Investment Ownership Percent [Member]
Convertible Redeemable Preferred Shares [Line Items]
Right of participation			50.00%
Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock dividend percent			8.00%
Series B-3 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)					2,100,000
Total proceeds from exercise (in Dollars)			$ 10,000,000
Intrinsic value of preferred stock upon warrant exercise (in Dollars)			$ 40,379,000
Temporary Equity shares outstanding (in Shares)			2,100,000	2,100,000
Series A-1 thru B-2 Subscription Receivable [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary Equity shares outstanding (in Shares)							73,723,814
Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)			12,963,577	11,747,760
Temporary Equity shares outstanding (in Shares)			12,963,577	11,747,760	11,144,336		11,144,336
Temporary equity shares authorized (in Shares)			15,000,000	15,000,000
Series D Preferred Shares [Member] | Conversion Rights [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of share conversion			66.00%
Series D Preferred Shares [Member] | Accredited Investor [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)	1,215,817	603,424
Total proceeds (in Dollars)	$ 40,297,282	$ 20,000,000
Series D Preferred Shares [Member] | Maximum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares authorized (in Shares)						15,000,000
Series D Preferred Shares [Member] | Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares authorized (in Shares)						11,144,336
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)			13,684,800	13,684,800
Temporary Equity shares outstanding (in Shares)			13,684,800	13,684,800	13,684,800		13,684,800
Temporary equity shares authorized (in Shares)			13,684,800	13,684,800
Percentage of share conversion			50.00%